Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments	As of December 31, 2023, the Company had total future minimum lease payments under non-cancellable management fee with respect to the office are payable as follows:
Lease Commitment
Within 1 year	144,954
Total	144,954